Earnings Per Share Attributable to Ordinary Equity Holders of the Parent (Tables)	12 Months Ended
Dec. 31, 2025
Earnings Per Share Attributable to Ordinary Equity Holders of the Parent [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	For the year ended December 31,
	2025	2024	2023
Basic and diluted earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (US$)-basic Class A	19,754	28,389	76,720

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (US$)-basic Class B	21,686	18,338	57,716

Denominator:
Weighted average number of Class A ordinary shares outstanding—basic	257,982,451	244,360,199	206,965,601

Weighted average number of Class B ordinary shares outstanding—basic	283,216,589	157,842,028	155,698,533

Basic earnings per share (US$) Class A	0.08	0.12	0.37
Diluted earnings per share (US$) Class A	0.08	0.12	0.37
Basic earnings per share (US$) Class B	0.08	0.12	0.37
Diluted earnings per share (US$) Class B	0.08	0.12	0.37